Commitments And Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2012	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Loss Contingencies [Line Items]
Lease renewal period, minimum				5 years		5 years
Lease renewal period, maximum				7 years		7 years
Operating lease agreement extension term	10 years			10 years		10 years
Operating lease agreement expiration period				2022		2022
Rent expense		$ 8,658	$ 6,789	$ 23,890	$ 17,768	$ 23,607	$ 16,871	$ 11,912
Contingent rents		147	77	321	271	490	349	82
Maximum additional payments upon employee separation				3,800		3,400
Other purchase commitments						1,739
Commitments
Loss Contingencies [Line Items]
Other purchase commitments				3,341
Purchase agreements for materials		241		241
Purchase commitments for infrastructure		$ 3,100		$ 3,100